POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - FAIR VALUE OF PLAN ASETS (Details) - USD ($) $ in Millions		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Pension Benefits
Fair value of plan assets	[1]	$ 10,605	$ 11,098	$ 8,561
Pension Benefits | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		158	84
Pension Benefits | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		10,328	10,875
Pension Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets		119	139
Pension Benefits | Cash and Cash Equivalents
Fair value of plan assets		266	79
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		154	79
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		112	0
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets		0	0
Pension Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets		5,054	5,336
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		0	0
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		5,054	5,336
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets		0	0
Pension Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets		5,162	5,539
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		0	0
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		5,162	5,539
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets		0	0
Pension Benefits | Other Assets
Fair value of plan assets		123	144
Pension Benefits | Other Assets | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		4	5
Pension Benefits | Other Assets | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		0	0
Pension Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets		119	139
Other Retiree Benefits
Fair value of plan assets	[2]	3,470	3,574	$ 3,553
Other Retiree Benefits | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		36	30
Other Retiree Benefits | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		3,434	3,539
Other Retiree Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets		0	5
Other Retiree Benefits | Cash and Cash Equivalents
Fair value of plan assets		36	30
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		36	30
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		0	0
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets		0	0
Other Retiree Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets		17	18
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		0	0
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		17	18
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets		0	0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets		178	217
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		0	0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		178	217
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets		0	0
Other Retiree Benefits | Other Assets
Fair value of plan assets		0	5
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		0	0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		0	0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets		0	5
Other Retiree Benefits | Company Stock
Fair value of plan assets		3,239	3,304
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets		0	0
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets		3,239	3,304
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 3
Fair value of plan assets		$ 0	$ 0

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.